Insurance (Guarantees Related to Annuity Contracts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Variable Annuity Guarantees | Guaranteed Death Benefits [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 196,595	$ 201,395
Separate account value in event of death	163,566	164,500
Net amount at risk in event of death	4,230	4,203
Average attained age of contractholders	65 years	63 years
Variable Annuity Guarantees | Guaranteed Annuitization Benefits [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	99,000	100,527
Separate account value at annuitization	95,963	96,459
Net amount at risk at annuitization	1,770	1,219
Average attained age of contractholders	65 years	63 years
Two Tier and Other Annuities | Guaranteed Annuitization Benefits [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,040	880
Net amount at risk at annuitization	$ 340	$ 234
Average attained age of contractholders	50 years	50 years